Acquisitions & Divestitures - Subsequent Events (Details) - USD ($) $ in Thousands	Feb. 27, 2025	Mar. 14, 2025	Feb. 28, 2025
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Number of shares issued			8,500,000
Subsequent Events | Summit National Resources
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Asset acquisition, consideration paid	$ 45,000
Subsequent Events | Maverick Natural Resources
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Consideration transferred, acquisition-date fair value		$ 1,275,000
Business combination, assumption of debt		$ 700,000
Number of shares issued		21,194,213
Cash on hand		$ 207,000